LEASE OBLIGATIONS, Future Minimum Lease Payments under Lease Obligations (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Future Minimum Lease Payments [Abstract]
Minimum lease payments	$ 239,529	$ 210,336
Less: Imputed Interest	(26,626)	(7,538)
Total lease obligations	212,903	202,798	$ 509,360
Current portion of lease obligations	(92,736)	(196,957)
Non-current portion of lease obligations	120,167	5,841
Vehicle [Member]
Future Minimum Lease Payments [Abstract]
Short-term lease expense	58,042
Less than 1 Year [Member]
Future Minimum Lease Payments [Abstract]
Minimum lease payments	104,745	204,323
1-5 Years [Member]
Future Minimum Lease Payments [Abstract]
Minimum lease payments	134,784	6,013
5 + years [Member]
Future Minimum Lease Payments [Abstract]
Minimum lease payments	$ 0	$ 0